Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities [Line Items]
Compensation to key management personnel	[1]	$ 681	$ 649
Other payable dividend to related parties of Gix Internet			284
Current liabilities, total		909	1,055
Jeffs’ Brands [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties		216
Gix Internet [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties		6
Eventer [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties		$ 6	$ 122

[1]	Compensation to key management: